BLACKROCK ETF TRUST

BlackRock U.S. Carbon Transition Readiness ETF (“LCTU”)

BlackRock World ex U.S. Carbon Transition Readiness ETF

(“LCTD” and each, a “Fund”)

Supplement dated April 28, 2021 to the Summary Prospectus of each Fund, each dated March 23, 2021

Effective April 27, 2021, BlackRock Fund Advisors (“BFA”) has agreed to convert the voluntary management fee waiver for each Fund to a contractual management fee waiver. Accordingly, effective April 27, 2021, each Fund’s Summary Prospectus is amended as follows:

The section of the Summary Prospectus for LCTU entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:

Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1,2]	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver[1,2]	Total Annual Fund Operating Expenses After Fee Waiver[1,2]
0.30%	None	-	0.30%	0.15%	0.15%

[1]	As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive 0.15% of its management fee payable, through June 30, 2024.

[2]

As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2023.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$15	$48

The section of the Summary Prospectus for LCTD entitled “Fees and Expenses” is deleted in its entirety and replaced with the following:

Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1,2]	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver[1,2]	Total Annual Fund Operating Expenses After Fee Waiver[1,2]
0.35%	None	-	0.35%	0.15%	0.20%

[1]	As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive 0.15% of its management fee payable, through June 30, 2024.

[2]

As described in the “Management” section of the Fund’s prospectus beginning on page 24, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2023.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$20	$64

Shareholders should retain this Supplement for future reference.

SPRO-CARB-0421SUP